Borrowings (Schedule of Borrowings) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Short-term borrowings with Federal Home Loan Bank	$ 14,511	$ 21,769	$ 32,196
Maximum outstanding at any month end	33,858	40,490	38,318
Securities Sold under Agreements to Repurchase [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Short-term borrowings with Federal Home Loan Bank	2,911	9,769	4,496
Maximum outstanding at any month end	$ 4,620	$ 9,769	$ 6,018
Weighted average interest rate as of December 31	2.13%	0.32%	0.18%
Average amount outstanding during the year	$ 4,177	$ 4,823	$ 4,712
Weighted average interest rate during the year	1.49%	0.64%	0.11%
Overnight Advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Short-term borrowings with Federal Home Loan Bank	$ 11,600	$ 12,000	$ 27,700
Maximum outstanding at any month end	29,238	30,721	32,300
Short-term borrowings with Federal Home Loan Bank [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Short-term borrowings with Federal Home Loan Bank	$ 11,600	$ 12,000	$ 27,700
Weighted average interest rate as of December 31	2.62%	1.54%	0.74%
Average amount outstanding during the year	$ 9,906	$ 25,476	$ 15,696
Weighted average interest rate during the year	1.92%	1.16%	0.60%